Material Accounting Policies - Going concern (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies
Current assets	$ 60,244	$ 243,033
Current liabilities	80,349	177,230
Working capital position	(20,105)
Unearned revenue	$ 28,469	$ 30,991